Bonds and securities at amortized cost (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Maturity
Due within one year		R$ 52,049,525	R$ 4,213,891
From 1 to 5 years		56,134,668	94,608,001
From 5 to 10 years		31,489,480	16,307,290
Over 10 years		38,841,971	31,794,477
Total	[1]	178,515,644	146,923,659
Amortized cost
Maturity
Due within one year		51,513,100	4,257,886
From 1 to 5 years		53,600,975	91,922,854
From 5 to 10 years		31,572,806	16,437,110
Over 10 years		30,231,479	27,986,888
Total	[1]	R$ 166,918,360	R$ 140,604,738

[1]	In 2019 and 2018, no reclassifications were made of Financial Assets at amortized cost - Bonds and securities for other categories of financial assets;